Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income and Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning balance	[1]	$ 462		$ (2,602)
Other comprehensive income (loss) before reclassification	[1]	439		3,836
Amount reclassified from accumulated other comprehensive income (loss)	[1]	(413)		(772)
Other comprehensive income (loss), net of tax amount		26	[1]	3,064	[1]	$ (5,399)
Ending balance	[1]	$ 488		$ 462		$ (2,602)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.